COMMON STOCK WARRANTS (Details) - $ / shares	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Oct. 31, 2017	Jul. 31, 2018	Oct. 31, 2016
Class of Warrant Outstanding [Roll Forward]
Outstanding at beginning	475,000	515,000	515,000
Expired			(250,000)
Granted	40,000			475,000
Outstanding at ending		515,000	355,000	475,000
Exercisable		515,000	355,000	475,000
Class of Warrant Outstanding Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning	$ 2.00	$ 2.00	$ 2.00
Expired			2.00
Granted	2.00			$ 2.00
Outstanding at ending		2.00	2.00	2.00
Exercisable		2.00	2.00	2.00
Class of Warrant Outstanding Weighted Average Remaining Life [Roll Forward]
Outstanding at beginning	1.70	1.40	1.40
Granted	$ 0.09			1.70
Outstanding at ending		1.40	0.024	1.70
Exercisable			$ 0.24	$ 1.70